Debt, Finance Lease Obligations and Other Notes Payable - Reconciliation of long-term debt and finance lease obligations arising from financing activities (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Finance cost		$ (9,245,671)	$ (11,031,585)	$ (8,665,398)
Cash in financing activities, Proceeds		5,973,000	5,728,498	2,487,936
Repayments of borrowings		(851,659)	(73,850)	$ (883,340)
Principal amount		123,550,897
Revolving credit facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Principal amount	$ 583
Term of debt instrument	3 years
Total debt and lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		134,680,032
New Debt		10,500,000
Payments		(11,663,870)
Foreign Exchange Income		(4,376,331)
Interest		33,840
Balance at end of the period		129,173,671	134,680,032
Finance cost		(50,042)
Expense on Senior Notes prepayment		(158,496)
Cash in financing activities, Proceeds		10,449,958
Repayments of borrowings		(11,822,366)
Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		128,288,206
New Debt		10,500,000
Payments		(11,094,159)
Foreign Exchange Income		(4,143,150)
Balance at end of the period		123,550,897	128,288,206
Satellite transponder lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		5,522,565
Payments		(351,335)
Foreign Exchange Income		(233,181)
Balance at end of the period		4,938,049	5,522,565
Finance lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		869,261
Payments		(218,376)
Interest		33,840
Balance at end of the period		$ 684,725	$ 869,261